UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21129

                  Flaherty & Crumrine Preferred Securities Income Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

                                                   Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

                                              Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:      626-795-7300

Date of fiscal year end:   November 30

Date of reporting period:   August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Securities Income Fund (“FFC”):

The preferred market didn’t miss a beat in the third fiscal quarter1, continuing where it left off second quarter with additional positive returns. Total return2 on net asset value (“NAV”) was 5.9% for the quarter, bringing the total return for the first nine months of fiscal 2016 to 10.4%. Total return on market price over the same periods was 6.2% and 14.1%, respectively.

Tailwinds described earlier in the year continued unabated during the most recent quarter. Monetary policy globally was very accommodative; supply of new preferred securities was subdued; “legacy” (those losing regulatory-capital treatment) and higher-coupon preferred securities were redeemed at a healthy pace; and credit quality remained strong. Preferred securities offered yield to investors struggling to find it in other places, which resulted in strong demand and higher prices for the asset class.

There is a direct inverse relationship in fixed-income securities (including preferreds) between price and yield, and higher prices this year have led to much lower coupons for newly-issued preferred securities. Many new issues during the quarter yield in the range of 4.5%—5.5%, which in many cases is lower than early-2016 levels by almost 1.0%. These lower yields on preferreds were the result of lower overall interest rates (Treasuries and Swap Rates) and tighter spreads. Many issuers have taken advantage of persistently-low rates and positive market sentiment to refinance higher-coupon securities.

Although U.S. interest rates remain very low, the short end of the curve (notably T-bills and LIBOR) has moved higher in recent months as investors begin to factor in additional rate hikes by the Federal Reserve. The Federal Open Market Committee passed on a rate hike at its meeting on September 21, however, so markets continue to wrestle with predicting a future path of increases. Higher levels of 3-month LIBOR have resulted in higher leverage costs for the Fund, and future changes in this reference rate will be highly correlated to Federal Reserve rate changes. Although leverage still adds substantial incremental net income for the Fund, we expect that to decline modestly over time as borrowing costs rise.

We continue to see value in preferred securities, although security selection has become more challenging as yields have moved lower and older, higher-coupon issues have been refinanced. Flows into the preferred market (via mutual funds, exchange-traded funds (ETFs), asset managers, and retail investors) have been very strong for many years. If anything gives us pause, it is more this level of inflow than current valuations. ETFs that invest in preferreds have become very large relative to their target market segment ($25-par listed securities), and it isn’t clear where the outer limits are located. We know ETFs have been a source of volatility in the past (or opportunity, depending on one’s viewpoint), and we expect they could be again in the future. Preferreds should benefit from continued strong credit quality, reliably earning coupons—many of them tax-advantaged—over time. However, at current levels they are potentially more sensitive to changes in market sentiment than they were six months ago.

[1]	June 1, 2016—August 31, 2016
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

September 30, 2016

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2016 (Unaudited)

Fund Statistics

Net Asset Value	$19.75

Market Price	$21.59

Premium	9.32%

Yield on Market Price	7.56%

Common Stock Shares Outstanding	43,880,341

Moody’s Ratings*	% of Net Assets†

A	1.6%

BBB	68.6%

BB	20.0%

Below “BB”	0.7%

Not Rated**	7.1%

Below Investment Grade***	19.1%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 2.0%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	5.7%

JPMorgan Chase	4.8%

Wells Fargo & Company	4.4%

MetLife	4.3%

Fifth Third Bancorp	3.9%

M&T Bank Corporation	3.7%

PNC Financial Services Group	3.7%

Citigroup	3.6%

Axis Capital Holdings Ltd	2.7%

Enbridge Energy Partners	2.5%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	58%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	44%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 93.4%
	Banking — 48.3%
5,420	Astoria Financial Corp., 6.50%, Series C	$145,866	*
$3,103,000	Australia & New Zealand Banking Group Ltd., 6.75%, 144A****	3,493,953	*	*(3)
	Bank of America Corporation:
$6,310,000	8.00%, Series K	6,499,300	*	(1)
$10,000,000	8.125%, Series M	10,310,980	*
	Barclays Bank PLC:
390,600	7.10%, Series 3	10,073,574	*	*(3)
481,036	8.125%, Series 5	12,593,522	*	*(1)(3)
	BNP Paribas:
$16,170,000	7.375%, 144A****	16,473,188	*	*(3)
$8,000,000	7.625%, 144A****	8,432,000	*	*(3)
	Capital One Financial Corporation:
34,000	6.20%, Series F	926,160	*
126,900	6.70%, Series D	3,644,885	*	(1)(2)
	Citigroup, Inc.:
981,500	6.875%, Series K	29,064,669	*	(1)
572,357	7.125%, Series J	17,389,637	*	(1)
	CoBank ACB:
38,420	6.125%, Series G, 144A****	3,838,400	*
104,000	6.20%, Series H, 144A****	10,913,500	*	(1)
60,000	6.25%, Series F, 144A****	6,406,878	*
$2,498,000	6.25%, Series I, 144A****	2,710,552	*
$35,100,000	Colonial BancGroup, 7.114%, 144A****	52,650	(4	)(5)††
1,561,612	Fifth Third Bancorp, 6.625%, Series I	50,756,294	*	(1)
	First Horizon National Corporation:
3,730	First Tennessee Bank, Adj. Rate, 3.75%(6), 144A****	2,574,749	*
8	FT Real Estate Securities Company, 9.50%, 144A****	10,420,000
	First Republic Bank:
50,000	5.625%, Series C	1,313,625	*
99,000	6.70%, Series A	2,571,278	*	(1)
	Goldman Sachs Group:
$390,000	5.70%, Series L	398,873	*
140,000	6.375%, Series K	4,090,800	*	(1)
	HSBC PLC:
$4,400,000	HSBC Capital Funding LP, 10.176%, 144A****	6,672,600	(1	)(2)(3)
$5,243,000	HSBC Holdings PLC, 6.875%	5,498,596	*	*(3)
564,243	HSBC Holdings PLC, 8.00%, Series 2	14,936,923	*	*(1)(3)
590,000	Huntington Bancshares, Inc., 6.25%, Series D	16,456,575	*	(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	ING Groep NV:
355,000	6.375%	$9,123,500	*	*(3)
125,000	7.05%	3,131,563	*	*(3)
116,054	7.20%	3,051,350	*	*(3)
	JPMorgan Chase & Company:
$5,450,000	6.00%, Series R	5,759,015	*	(1)
56,600	6.125%, Series Y	1,570,650	*
183,700	6.70%, Series T	5,206,058	*	(1)
$15,155,000	6.75%, Series S	17,109,389	*	(1)
$32,000,000	7.90%, Series I	33,240,000	*	(1)
633,300	KeyCorp, 8.625%, Series C	16,592,460	*
	M&T Bank Corporation:
$16,750,000	6.450%, Series E	18,718,125	*	(1)
$29,323,000	6.875%, Series D, 144A****	29,579,576	*	(1)
	Morgan Stanley:
502,400	6.875%, Series F	15,046,880	*	(1)
298,300	7.125%, Series E	9,128,726	*	(1)
	PNC Financial Services Group, Inc.:
1,419,760	6.125%, Series P	43,008,080	*	(1)
$4,443,000	6.75%, Series O	5,020,590	*	(1)
$7,885,000	RaboBank Nederland, 11.00%, 144A****	9,654,197	(1	)(2)(3)
27,213	Regions Financial Corporation, 6.375%, Series B	803,668	*
292,000	Royal Bank of Scotland Group PLC, 7.25%, Series T	7,413,880	*	*(1)(3)
	Sovereign Bancorp:
$1,000,000	Sovereign Capital Trust VI, 7.908% 06/13/36	1,001,679
8,641	Sovereign REIT, 12.00%, Series A, 144A****	11,006,474
$9,970,000	Standard Chartered PLC, 7.50%, 144A****	9,984,955	*	*(3)
505,500	State Street Corporation, 5.90%, Series D	14,448,454	*	(1)
107,166	SunTrust Banks, Inc., 5.875%, Series E	2,793,014	*	(1)
216,000	US Bancorp, 6.50%, Series F	6,750,540	*	(1)
357,568	Webster Financial Corporation, 6.40%, Series E	9,444,265	*	(1)
	Wells Fargo & Company:
339,095	5.85%, Series Q	9,532,808	*	(1)
$3,000,000	5.875%, Series U	3,317,100	*	(1)(2)
402,925	6.625%, Series R	12,349,651	*	(1)
$16,314,000	7.98%, Series K	17,272,448	*	(1)
550,500	8.00%, Series J	15,200,681	*	(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	Zions Bancorporation:
20,000	6.30%, Series G	$640,450	*
$9,000,000	7.20%, Series J	9,607,500	*
514,666	7.90%, Series F	13,540,862	*	(1)

		628,708,615

	Financial Services — 0.6%
$2,540,000	AerCap Global Aviation Trust, 6.50% 06/15/45, 144A****	2,622,550	(3)
	Charles Schwab Corporation:
13,600	5.95%, Series D	373,898	*
176,400	6.00%, Series C	4,854,969	*	(1)(2)

		7,851,417

	Insurance — 25.5%
612,382	Allstate Corp., 6.625%, Series E	17,252,332	*	(1)
$1,053,000	Aon Corporation, 8.205% 01/01/27	1,400,490	(1	)(2)
615,000	Arch Capital Group, Ltd., 6.75%, Series C	16,292,888	*	*(1)(3)
	Aspen Insurance Holdings Ltd.:
71,206	5.95%	2,139,028	*	*(3)
16,729	7.25%	444,195	*	*(3)
	AXA SA:
$3,315,000	6.379%, 144A****	3,629,925	*	*(1)(2)(3)
$2,750,000	8.60% 12/15/30	3,874,613	(3)
1,343,586	Axis Capital Holdings Ltd., 6.875%, Series C	35,151,569	*	*(1)(3)
$8,000,000	Catlin Insurance Company Ltd., 7.249%, 144A****	6,180,000	(3)
$4,566,000	Chubb Ltd.:
	Ace Capital Trust II, 9.70% 04/01/30	6,928,905	(1	)(2)(3)
732,250	Delphi Financial Group, 7.376% 05/15/37	16,338,328	(1	)(2)
84,000	Endurance Specialty Holdings, 6.35%, Series C	2,341,080	*	*(1)(2)(3)
$13,308,000	Everest Re Holdings, 6.60% 05/15/37	10,846,020	(1	)(2)
50,000	Hartford Financial Services Group, Inc., 7.875%	1,578,125
$36,918,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	55,838,475	(1	)(2)
	MetLife:
$16,612,000	MetLife, Inc., 10.75% 08/01/39	26,786,850	(1	)(2)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	2,835,000	(1	)(2)
$18,250,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	26,135,460	(1	)(2)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	PartnerRe Ltd.:
140,000	5.875%, Series I	$3,864,000	*	*(1)(3)
31,500	6.50%, Series G	916,965	*	*(1)(3)
475,799	7.25%, Series H	14,965,068	*	*(1)(3)
	Prudential Financial, Inc.:
$4,906,000	5.625% 06/15/43	5,267,818	(1	)(2)
$3,900,000	5.875% 09/15/42	4,324,125	(1	)(2)
	QBE Insurance:
$17,752,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	20,215,090	(1	)(2)(3)
	Unum Group:
$15,240,000	Provident Financing Trust I, 7.405% 03/15/38	17,112,127	(1	)(2)
140,000	W.R. Berkley Corporation, 5.75% 06/01/56	3,675,350
	XL Group PLC:
$33,000,000	XL Capital Ltd., 6.50%, Series E	24,783,000	(1	)(2)(3)

		331,116,826

	Utilities — 11.7%
10,000	Baltimore Gas & Electric Company, 6.70%, Series 1993	1,018,438	*	(1)
	Commonwealth Edison:
$15,828,000	COMED Financing III, 6.35% 03/15/33	16,878,868	(1	)(2)
680,000	Dominion Resources, Inc., 5.25% 07/30/76, Series A	17,518,500
164,000	DTE Energy Company, 5.375% 06/01/76, Series B	4,298,850
$12,170,000	Emera, Inc., 6.75% 06/15/76, Series 2016A	13,183,067	(1	)(3)
164,400	Georgia Power Company, 6.50%, Series 2007A	17,308,242	*	(1)
98,800	Indianapolis Power & Light Company, 5.65%	10,093,042	*
463,700	Integrys Energy Group, Inc., 6.00%	12,752,909	(1)
	Nextera Energy:
$16,293,000	FPL Group Capital, Inc., 6.65% 06/15/67, Series C	13,645,388	(1	)(2)
$5,100,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	5,080,620	(1	)(2)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,893,927	(1	)(2)
	PPL Corp:
$18,180,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	15,785,839	(1	)(2)
$23,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	20,166,055
70,000	SCE Trust V, 5.45%, Series K	2,076,375	*	(1)(2)

		152,700,120

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Energy — 3.3%
$2,510,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	$1,932,700
$38,198,000	Enbridge Energy Partners LP, 8.05% 10/01/37	32,611,543	(1	)(2)
$1,471,000	Enterprise Products Operating L.P., 8.375% 08/01/66, Series A	1,380,901
$7,000,000	Transcanada Pipelines, Ltd., 5.875% 08/15/76, Series 2016A	7,476,875	(3)

		43,402,019

	Real Estate Investment Trust (REIT) — 1.7%
	National Retail Properties, Inc.:
263,818	5.70%, Series E	7,039,324	(1	)(2)
89,652	6.625%, Series D	2,322,211	(1	)(2)
	PS Business Parks, Inc.:
22,000	5.70%, Series V	579,975
30,000	5.75%, Series U	776,700
50,000	6.00%, Series T	1,317,500
265,336	6.45%, Series S	6,883,479	(1)
105,536	Regency Centers Corporation, 6.625%, Series 6	2,745,255

		21,664,444

	Miscellaneous Industries — 2.3%
	BHP Billiton Limited:
$2,500,000	BHP Billiton Finance U.S.A., Ltd., 6.75% 10/19/75, 144A****	2,859,375	(3)
$6,974,000	General Electric Company, 5.00%, Series D	7,488,333	*	(1)(2)
$9,500,000	Land O’ Lakes, Inc., 8.00%, 144A****	10,105,625	*	(1)(2)
97,900	Ocean Spray Cranberries, Inc., 6.25%, 144A****	8,804,881	*

		29,258,214

	Total Preferred Securities (Cost $1,169,599,281)	1,214,701,655

Corporate Debt Securities — 4.8%
	Banking — 1.7%
$10,992,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	14,328,512	(1	)(2)
274,000	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	7,149,345
25,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	770,813

		22,248,670

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Financial Services — 0.2%
101,339	Affiliated Managers Group, Inc., 6.375% 08/15/42	$2,702,964	(1	)(2)
$4,726,012	Lehman Brothers, Guaranteed Note, Variable Rate, 5.843% 12/16/16, 144A****	133,274	(4	)(5)††

		2,836,238

	Insurance — 1.4%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	18,093,105	(1	)(2)

		18,093,105

	Energy — 0.7%
$6,717,000	Energy Transfer Partners LP, 8.25% 11/15/29	8,363,411	(1	)(2)

		8,363,411

	Communication — 0.4%
194,000	Qwest Corporation, 6.50% 09/01/56	5,034,766

		5,034,766

	Miscellaneous Industries — 0.4%
38,000	eBay, Inc., 6.00% 02/01/56	1,042,815
$3,550,000	Pulte Group, Inc., 7.875% 06/15/32	4,151,725	(1	)(2)

		5,194,540

	Total Corporate Debt Securities (Cost $49,576,155)	61,770,730

Common Stock — 0.2%
	Banking — 0.2%
54,740	CIT Group, Inc.	2,018,811	*

		2,018,811

	Insurance — 0.0%
241,737	WMI Holdings Corporation, 144A****	601,925	*	†

		601,925

	Total Common Stock (Cost $23,031,471)	2,620,736

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Money Market Fund — 0.5%
	BlackRock Liquidity Funds:
7,091,670	T-Fund, Institutional Class	$7,091,670

	Total Money Market Fund (Cost $7,091,670)	7,091,670

Total Investments (Cost $1,249,298,577***)	98.9%		1,286,184,791

Other Assets And Liabilities (Net)	1.1%		14,828,901

Total Managed Assets	100.0%	‡	$1,301,013,692

Loan Principal Balance			(434,375,000)

Total Net Assets Available To Common Stock			$866,638,692

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2016, these securities amounted to $292,201,057 or 22.5% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $749,926,220 at August 31, 2016.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $290,755,760 at August 31, 2016
(3)	Foreign Issuer.
(4)	Illiquid security (designation is unaudited).
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of August 31, 2016.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2015 through August 31, 2016 (Unaudited)

Value
OPERATIONS:
Net investment income	$52,313,143
Net realized gain/(loss) on investments sold during the period	934,344
Change in net unrealized appreciation/(depreciation) of investments	31,433,513

Net increase in net assets resulting from operations	84,681,000

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(53,600,672)

Total Distributions to Common Stock Shareholders	(53,600,672)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	3,833,671

Net increase in net assets available to Common Stock resulting from Fund share transactions	3,833,671

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$34,913,999

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$831,724,693
Net increase in net assets during the period	34,913,999

End of period	$866,638,692

(1)

These tables summarize the nine months ended August 31, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2015 through August 31, 2016 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.04

INVESTMENT OPERATIONS:
Net investment income	1.19
Net realized and unrealized gain/(loss) on investments	0.74

Total from investment operations	1.93

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.22)

Total distributions to Common Stock Shareholders	(1.22)

Net asset value, end of period	$19.75

Market value, end of period	$21.59

Common Stock shares outstanding, end of period	43,880,341

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	8.45	%*
Operating expenses including interest expense	1.61	%*
Operating expenses excluding interest expense	0.90	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	10	%**
Total managed assets, end of period (in 000’s)	$1,301,014
Ratio of operating expenses including interest expense to total managed assets	1.06	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.59	%*

(1)

These tables summarize the nine months ended August 31, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

*	Annualized.
**	Not annualized.
†	The net investment income ratio reflects income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2015	$0.1360	$18.84	$20.05	$19.05
January 29, 2016	0.1360	18.51	19.91	18.91
February 29, 2016	0.1360	18.16	19.78	18.79
March 31, 2016	0.1360	18.56	20.35	19.33
April 29, 2016	0.1360	18.63	20.63	19.60
May 31, 2016	0.1360	19.02	20.74	19.70
June 30, 2016	0.1360	19.11	21.66	20.58
July 29, 2016	0.1360	19.50	21.60	20.52
August 31, 2016	0.1360	19.75	21.59	20.51

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2016, the aggregate cost of securities for federal income tax purposes was $1,284,310,408, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $115,253,331 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $113,378,948.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2016 is as follows:

	Total Value at August 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$628,708,615	$520,775,907	$107,880,058	$52,650
Financial Services	7,851,417	5,228,867	2,622,550	—
Insurance	331,116,826	188,752,853	142,363,973	—
Utilities	152,700,120	84,341,548	68,358,572	—
Energy	43,402,019	8,857,776	34,544,243	—
Real Estate Investment Trust (REIT)	21,664,444	21,664,444	—	—
Miscellaneous Industries	29,258,214	10,347,708	18,910,506	—
Corporate Debt Securities
Banking	22,248,670	7,920,158	14,328,512	—
Financial Services	2,836,238	2,702,964	—	133,274
Insurance	18,093,105	—	18,093,105	—
Energy	8,363,411	—	8,363,411	—
Communication	5,034,766	5,034,766	—	—
Miscellaneous Industries	5,194,540	1,042,815	4,151,725	—
Common Stock
Banking	2,018,811	2,018,811	—	—
Insurance	601,925	601,925	—	—
Money Market Fund	7,091,670	7,091,670	—	—

Total Investments	$1,286,184,791	$866,382,212	$419,616,655	$185,924

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Preferred Securities	Corporate Debt Securities
	Total Investments	Banking	Financial Services
Balance as of 11/30/15	$201,992	$52,650	$149,342
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(16,068)	—	(16,068)
Purchases	—	—	—
Sales	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Balance as of 08/31/16	$185,924	$52,650	$133,274

For the nine months ended August 31, 2016, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $(16,068).

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 08/31/16	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
(Banking)	$52,650	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)

Corporate Debt	133,274	Bankruptcy recovery	Credit/Structure-specific recovery	2% - 5% (2.8%)
Securities (Financial Services)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

Directors

R. Eric Chadwick, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger W. Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Preferred Securities Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Securities Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2016

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Preferred Securities Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date	10/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date	10/21/2016

By (Signature and Title)*	/s/ Bradford S. Stone
Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President
(principal financial officer)

Date	10/21/2016

* Print the name and title of each signing officer under his or her signature.